UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                        as of January 31, 2019 (Unaudited)

DWS Global Small Cap Fund

	Shares	Value ($)
Common Stocks 97.0%
Austria 1.7%
Lenzing AG	14,713	1,440,650
Wienerberger AG	109,106	2,445,487
(Cost $4,887,177)		3,886,137
Brazil 1.0%
Construtora Tenda SA (Cost $1,583,495)	227,358	2,305,871
Canada 2.9%
First Quantum Minerals Ltd.	133,880	1,549,766
Linamar Corp.	31,191	1,209,231
Quebecor, Inc. "B"	117,855	2,774,272
SunOpta, Inc.*	202,916	844,131
(Cost $6,310,024)		6,377,400
France 3.1%
Altran Technologies SA	238,483	2,252,554
SMCP SA 144A*	108,308	1,973,556
SPIE SA	118,910	1,797,500
Synergie SA	29,198	902,741
(Cost $10,542,297)		6,926,351
Germany 3.9%
Deutz AG	357,425	2,546,268
PATRIZIA Immobilien AG	164,690	3,671,390
United Internet AG (Registered)	58,723	2,330,291
(Cost $4,444,530)		8,547,949
Hong Kong 1.6%
Techtronic Industries Co., Ltd. (Cost $736,567)	598,709	3,500,085
India 1.1%
WNS Holdings Ltd. (ADR)* (Cost $1,354,327)	48,909	2,386,270
Ireland 1.4%
Avadel Pharmaceuticals PLC (ADR)*	111,198	309,131
Dalata Hotel Group PLC	292,968	1,918,039
Ryanair Holdings PLC*	75,808	956,247
(Cost $2,818,419)		3,183,417
Italy 2.8%
Buzzi Unicem SpA	138,066	2,640,587
Cerved Group SpA	271,100	2,391,705
Moncler SpA	31,835	1,200,585
(Cost $6,918,043)		6,232,877
Japan 9.7%
Ai Holdings Corp.	109,842	1,906,920
Anicom Holdings, Inc.	81,600	2,291,603
BML, Inc.	83,800	2,311,855
Daikyonishikawa Corp.	174,500	1,795,500
Kura Corp.	15,100	780,811
Kusuri No Aoki Holdings Co., Ltd.	40,360	2,674,277
Optex Group Co., Ltd.	59,800	1,048,906
Sawai Pharmaceutical Co., Ltd.	24,700	1,273,955
Syuppin Co., Ltd.	170,800	1,085,596
Tokai Carbon Co., Ltd. (a)	72,100	985,769
Topcon Corp.	85,400	1,147,211
UT Group Co., Ltd.*	82,770	1,618,813
Zenkoku Hosho Co., Ltd.	72,400	2,534,161
(Cost $16,385,432)		21,455,377
Korea 0.7%
i-SENS, Inc. (Cost $1,968,069)	65,088	1,462,455
Spain 2.5%
Talgo SA 144A*	633,509	3,954,162
Telepizza Group SA 144A	234,050	1,638,463
(Cost $4,748,396)		5,592,625
Sweden 1.1%
Nobina AB 144A (Cost $1,427,466)	340,967	2,338,443
United Kingdom 5.1%
accesso Technology Group PLC* (a)	51,009	956,457
Arrow Global Group PLC (a)	245,382	624,229
B&M European Value Retail SA	569,112	2,423,935
Clinigen Healthcare Ltd.*	106,379	1,113,317
Domino's Pizza Group PLC	351,228	1,216,011
Electrocomponents PLC	353,429	2,521,837
Scapa Group PLC	560,156	2,513,788
(Cost $9,225,545)		11,369,574
United States 58.4%
Advanced Disposal Services, Inc.*	102,359	2,579,447
Affiliated Managers Group, Inc.	19,116	2,006,224
Americold Realty Trust (REIT)	70,580	2,069,406
Amicus Therapeutics, Inc.*	43,904	528,604
Anixter International, Inc.*	27,945	1,696,541
Arena Pharmaceuticals, Inc.*	30,921	1,421,438
BioScrip, Inc.*	526,753	1,912,113
Blucora, Inc.*	42,173	1,244,525
Cabot Microelectronics Corp.	12,294	1,252,636
California Resources Corp.*	28,444	573,147
Cardiovascular Systems, Inc.*	89,215	2,777,263
Casey's General Stores, Inc.	23,037	2,964,401
Chart Industries, Inc.*	31,198	2,330,491
Cleveland-Cliffs, Inc.	105,900	1,134,189
Contango Oil & Gas Co.*	541,107	2,045,384
Cypress Semiconductor Corp.	100,100	1,388,387
Dril-Quip, Inc.*	59,757	2,237,302
Ducommun, Inc.*	125,707	4,949,085
Eagle Bancorp., Inc.*	35,985	1,974,857
Envestnet, Inc.*	32,919	1,785,856
Five9, Inc.*	63,706	3,257,288
Fox Factory Holding Corp.*	50,722	3,009,336
Green Dot Corp. "A"*	21,253	1,573,147
H&E Equipment Services, Inc.	67,961	1,819,316
Heron Therapeutics, Inc.*	101,052	2,718,299
Hillenbrand, Inc.	32,300	1,369,520
Hudson Pacific Properties, Inc. (REIT)	55,527	1,802,962
Hyster-Yale Materials Handling, Inc.	28,554	1,987,073
Inphi Corp.*	48,619	1,917,533
iRhythm Technologies, Inc.*	11,641	989,485
Jack in the Box, Inc.	17,456	1,413,063
Jefferies Financial Group, Inc.	88,064	1,832,612
Kennametal, Inc.	30,529	1,147,280
Lazard Ltd. "A"	58,873	2,342,557
Lumentum Holdings, Inc.*	36,281	1,774,504
Merit Medical Systems, Inc.*	21,482	1,214,377
Mistras Group, Inc.*	53,510	787,132
Molina Healthcare, Inc.*	20,864	2,774,495
National Storage Affiliates Trust (REIT)	100,296	2,918,614
Neurocrine Biosciences, Inc.*	17,439	1,538,469
Oil States International, Inc.*	123,465	2,126,067
Pacira Pharmaceuticals, Inc.*	40,184	1,634,685
Providence Service Corp.*	55,695	3,572,277
QAD, Inc. "A"	47,983	2,022,963
Retrophin, Inc.*	129,604	2,794,262
Rush Enterprises, Inc. "A"	125,961	4,818,008
Samsonite International SA 144A* (b)	543,301	1,613,654
SEACOR Marine Holdings, Inc.*	143,651	1,903,376
Shutterfly, Inc.*	41,843	1,923,104
Sinclair Broadcast Group, Inc. "A"	47,907	1,476,015
South State Corp.	39,693	2,633,631
Synovus Financial Corp.	69,646	2,466,861
Tailored Brands, Inc.	83,961	1,060,427
Tenneco, Inc. "A"	34,708	1,203,673
Thermon Group Holdings, Inc.*	131,367	3,029,323
Titan Machinery, Inc.*	171,916	3,221,706
TopBuild Corp.*	18,273	964,997
Transocean Ltd.*	297,716	2,551,426
Trinseo SA	35,356	1,734,212
TriState Capital Holdings, Inc.*	85,622	1,743,264
Varonis Systems, Inc.*	39,388	2,327,043
WEX, Inc.*	18,325	2,956,372
YETI Holdings, Inc.* (a)	58,056	987,533
Zions Bancorp. NA	34,197	1,627,435
(Cost $110,495,328)		129,450,672
Total Common Stocks (Cost $183,845,115)		215,015,503
Preferred Stocks 1.2%
Brazil
Randon SA Implementos e Participacoes (Cost $2,650,095)	1,004,445	2,767,630
Convertible Preferred Stocks 0.5%
United States
Providence Service Corp., 5.5% (c) (Cost $707,500)	7,075	1,137,890
Warrants 0.0%
France
Parrot SA, Expiration Date 12/15/2022* (c)	50,505	225
Parrot SA, Expiration Date 12/22/2022* (c)	50,505	148
Total Warrants (Cost $0)		373
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (d) (e) (Cost $2,009,023)	2,009,023	2,009,023
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 2.41% (d) (Cost $2,875,080)	2,875,080	2,875,080
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $192,086,813)	100.9	223,805,499
Other Assets and Liabilities, Net	(0.9)	(2,023,877)
Net Assets	100.0	221,781,622

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2019	Value ($) at 1/31/2019
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (d) (e)
7,471,849	—	5,462,826(f)	—	—	16,948	—	2,009,023	2,009,023
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 2.41% (d)
6,637,007	11,959,756	15,721,683	—	—	25,000	—	2,875,080	2,875,080
14,108,856	11,959,756	21,184,509	—	—	41,948	—	4,884,103	4,884,103

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2019 amounted to $1,941,986, which is 0.9% of net assets.
(b)	Listed on the Stock Exchange of Hong Kong.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended January 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At January 31, 2019 the DWS Global Small Cap Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Industrials	44,920,185	21%
Consumer Discretionary	33,223,470	15%
Information Technology	32,599,651	15%
Health Care	31,484,370	14%
Financials	27,286,811	12%
Materials	14,444,448	7%
Energy	11,436,702	5%
Real Estate	10,462,372	5%
Communication Services	6,580,578	3%
Consumer Staples	6,482,809	3%
Total	218,921,396	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$3,886,137	$—	$3,886,137
Brazil	2,305,871	—	—	2,305,871
Canada	6,377,400	—	—	6,377,400
France	—	6,926,351	—	6,926,351
Germany	—	8,547,949	—	8,547,949
Hong Kong	—	3,500,085	—	3,500,085
India	2,386,270	—	—	2,386,270
Ireland	309,131	2,874,286	—	3,183,417
Italy	—	6,232,877	—	6,232,877
Japan	—	21,455,377	—	21,455,377
Korea	1,462,455	—	—	1,462,455
Spain	—	5,592,625	—	5,592,625
Sweden	—	2,338,443	—	2,338,443
United Kingdom	—	11,369,574	—	11,369,574
United States	127,837,018	1,613,654	—	129,450,672
Preferred Stocks	—	2,767,630	—	2,767,630
Convertible Preferred Stocks	—	—	1,137,890	1,137,890
Warrants	—	—	373	373
Short-Term Investments (g)	4,884,103	—	—	4,884,103
Total	$145,562,248	$77,104,988	$1,138,263	$223,805,499

(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Small Cap Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/25/2019